Financial and capital risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of derivatives effects on statement of financial position

		December 31, 2023		December 31, 2022
	Reference	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	109	30	11	144
IPCA swap	20(b.i)	-	41	-	63
Dollar swap and forward transactions	20(b.i)	650	-	407	7
LIBOR & SOFR swap	20(b.ii)	4	28	7	-
		763	99	425	214

Commodities price risk
Gasoil, Brent and freight	20(b.iv)	52	22	78	56
Energy Transition Metals	20(c)	-	8	35	1
		52	30	113	57
Other	20(d)	-	2	-	5

Total		815	131	538	276

Schedule of net exposure

	Reference	December 31, 2023	December 31, 2022
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	79	(133)
IPCA swap	20(b.i)	(41)	(63)
Dollar swap and forward transactions	20(b.i)	650	400
LIBOR & SOFR swap (i)	20(b.ii)	(24)	7
		664	211
Commodities price risk
Gasoil, Brent and freight	20(b.iv)	30	22
Energy Transition Metals	20(c)	(8)	34
		22	56

Other	20(d)	(2)	(5)

Total		684	262

(i) In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. Vale has finalized the negotiations for the replacement of the reference interest rate of its financial contracts from LIBOR to Secured Overnight Financing Rate ("SOFR"), with spread adjustments to match the transaction costs.

Schedule of effects of derivatives on income statement and cash flow

		Gain (loss) recognized in the income statement
		Year ended December 31,
	Reference	2023	2022	2021
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	214	394	(155)
IPCA swap	20(b.i)	28	74	28
Eurobonds swap		-	-	(28)
Dollar swap and forward operations	20(b.i)	667	628	(20)
LIBOR & SOFR swap	20(b.ii)	(23)	34	16
Treasury Hedge (Forward)	20(b.ii)	14	-	-
		900	1,130	(159)

Commodities price risk
Gasoil, Brent and freight	20(c)	15	25	127
Energy Transition Metals	20(d)	(15)	18	(2)
		-	43	125

Other	20(d)	3	(19)	11
Total		903	1,154	(23)

Schedule of effects of derivatives on cash flows

		Financial settlement inflows (outflows)
		Year ended December 31,
	Reference	2023	2022	2021
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	(1)	(98)	(142)
IPCA swap	20(b.i)	1	56	(18)
Eurobonds swap			-	(29)
Dollar swap and forward operations	20(b.i)	454	164	(79)
LIBOR & SOFR swap	20(b.ii)	8	46	(2)
Treasury Hedge (Forward) (i)	20(b.iii)	14	(8)	-
		476	160	(270)
Commodities price risk
Gasoil, Brent and freight	20(b.iv)	7	9	205
Energy Transition Metals	20(c)	(1)	10	-
		6	19	205

Derivatives designated as cash flow hedge accounting
Nickel	20(e)	85	(277)	(67)
Palladium	20(e)	-	15	5
Coal		-	-	(70)
		85	(262)	(132)
Total		567	(83)	(197)

(i) In 2023, the Company carried out and settle the protection program for US interest rate volatility related to both the issuance and repurchase of bonds.

Schedule of protection program

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2023	December 31, 2022	Index	Average rate	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023	2024	2025+
CDI vs. US$ fixed rate swap					107	(83)	1	20	23	84
Receivable	R$ 5,162	R$ 6,356	CDI	100.00%
Payable	US$ 1,196	US$ 1,475	Fix	2.00%

TJLP vs. US$ fixed rate swap					(28)	(50)	(2)	3	(3)	(25)
Receivable	R$ 694	R$ 814	TJLP +	1.06%
Payable	US$ 173	US$ 204	Fix	3.46%

					79	(133)	(1)	23	20	59

IPCA swap vs. US$ fixed rate swap					(41)	(63)	1	4	(5)	(36)
Receivable	R$ 1,078	R$ 1,294	IPCA +	4.54%
Payable	US$ 267	US$ 320	Fix	3.88%

					(41)	(63)	1	4	(5)	(36)

R$ fixed rate vs. US$ fixed rate swap					600	318	340	40	333	267
Receivable	R$ 12,660	R$ 20,854	Fix	7.36%
Payable	US$ 2,431	US$ 3,948	Fix	0.00%

Forward	R$ 1,209	R$ 4,342	B	5.19	50	82	114	3	39	11

					650	400	454	43	372	278

Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
CDI vs. US$ fixed rate swap	R$ depreciation	107	(189)	(485)
	US$ interest rate inside Brazil decrease	107	74	38
	Brazilian interest rate increase	107	80	52
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	-	-

TJLP vs. US$ fixed rate swap	R$ depreciation	(28)	(68)	(109)
	US$ interest rate inside Brazil decrease	(28)	(32)	(37)
	Brazilian interest rate increase	(28)	(34)	(40)
	TJLP interest rate decrease	(28)	(32)	(37)
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(41)	(106)	(171)
	US$ interest rate inside Brazil decrease	(41)	(47)	(55)
	Brazilian interest rate increase	(41)	(51)	(61)
	IPCA index decrease	(41)	(45)	(50)
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	600	31	(538)
	US$ interest rate inside Brazil decrease	600	564	526
	Brazilian interest rate increase	600	525	453
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

Forward	R$ depreciation	50	-	(49)
	US$ interest rate inside Brazil decrease	50	48	46
	Brazilian interest rate increase	50	46	43
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	-	-

Schedule of protection program for interest

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2023	December 31, 2022	Index	Average rate	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023	2024	2025+
LIBOR vs. US$ fixed rate swap					-	7	4	-	-
Receivable	-	US$ 150	LIBOR	0.00%
Payable	-	US$ 150	Fix	0.00%

SOFR vs. US$ fixed rate swap					(24)	-	4	10	4	(28)
Receivable	US$ 2,300	-	SOFR	0.00%
Payable	US$ 2,300	-	Fix	3.60%

Schedule of sensitivity analysis

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)

SOFR vs. US$ fixed rate swap	US$ SOFR decrease	(25)	(67)	(111)
Protected item: SOFR US$ indexed debt	US$ SOFR decrease	n.a.	67	111

Schedule of protection American treasury volatility

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2023	December 31, 2022	Index	Average rate	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023	2024

Treasury Hedge (Forward)	-	-	B	-	-	-	14	-	-

Schedule of protection program for product price

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2023	December 31, 2022	Bought / Sold	Average strike (US$)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023	2024
Brent crude oil (bbl)
Call options	19,907,250	22,600,500	B	91	45	74	-	11	45
Put options	19,907,250	22,600,500	S	58	(22)	(51)	-	5	(22)

Forward Freight Agreement (days)
Freight forwards	1,210	2,085	B	14,248	7	(1)	7	1	7

					30	22	7	17	30

Schedule of sensitivity analysis financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)
Options	Price input decrease	23	(111)	(399)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	111	399

Forward Freight Agreement (days)
Forwards	Freight price decrease	7	1	(5)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	(1)	5

Schedule of other derivatives

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2023	December 31, 2022	Bought / Sold	Average strike (US$/ton)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023	2024+
Fixed price nickel sales protection (ton)
Nickel forwards	3,322	766	B	19,207	(8)	7	(3)	3	(8)

Hedge program for products acquisition for resale (ton)
Nickel forwards	-	384	S	-	-	(1)	2	-	-

					(8)	6	(1)	3	(8)

Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	S	233	(2)	(5)	-	2	(2)

					(2)	(5)	-	2	(2)

Schedule of Sensitivity analysis of other derivatives financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Fixed price sales protection (ton)
Forwards	Nickel price decrease	(8)	(21)	(35)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	21	35

Hedge program for products acquisition for resale (ton)
Forwards	Nickel price increase	n.a.	-	-
Protected item: Part of revenues from products for resale	Nickel price increase	n.a.	-	-

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(2)	(6)	(13)

Schedule of effects of derivatives on other comprehensive income

	Gain (loss) recognized in the other comprehensive income
	Year ended December 31,
	2023	2022	2021
Net investments hedge	139	81	(118)
Cash flow hedge	(19)	19	3

Schedule of cash flow hedge

		Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	Bought / Sold	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023	2024
Nickel revenue hedge program
Forward	S	-	28	85	-	-
		-	28	85	-	-

Schedule of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)

Nickel Revenue Hedging Program
Forward	Nickel price increase	-	-	-
Protected item: Part of nickel revenues with fixed sales prices	Nickel price increase	n.a.	-	-

Schedule of carrying amount of the financial assets that represent the exposure to credit risk

	Notes	December 31, 2023	December 31, 2022
Cash and cash equivalents	23	3,609	4,736
Short-term investments	23	51	61
Restricted cash		4	77
Judicial deposits	28	-	1,215
Derivative financial instruments		815	538
Investments in equity securities	14	45	7
		4,524	6,634

Summary of ratings published by Moody's regarding the main financial institutions

	December 31, 2023		December 31, 2022
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa1	-	-	32	-
Aa2	338	-	342	5
Aa3	42	-	239	-
A1	2,022	50	1,746	97
A2	309	293	938	145
A3	186	22	918	63
Baa1	2	-	-	-
Baa2	16	-	7	-
Ba1 (i)	85	-	-	-
Ba2 (i)	287	314	411	174
Ba3 (i)	373	136	164	54
	3,660	815	4,797	538